Note 54	12 Months Ended
Dec. 31, 2023
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]	Remuneration and other benefits for the Board of Directors and members of the Bank's Senior Management
Remuneration of non-executive directors
The remuneration of the non-executive directors corresponding to the financial years 2023 and 2022 is as follows, individually and by remuneration item:

Remuneration of non-executive directors (thousands of Euros) (1)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									2023	2022
José Miguel Andrés Torrecillas	129	167	132	–	–	115	–	50	593	527
Jaime Caruana Lacorte	129	167	99	107	–	–	–	–	502	567
Sonia Dulá (3)	107	–	44	71	–	–	–	–	223	–
Raúl Galamba de Oliveira	129	–	–	178	–	31	43	80	461	332
Belén Garijo López	129	111	22	–	107	46	–	–	416	349
Connie Hedegaard Koksbang	129	–	44	–	–	–	–	–	173	107
Lourdes Máiz Carro	129	–	66	–	43	–	–	–	238	238
José Maldonado Ramos	129	167	–	–	–	46	–	–	342	342
Ana Peralta Moreno	129	–	66	–	43	–	–	–	238	238
Juan Pi Llorens	129	–	–	143	–	46	43	–	361	458
Ana Revenga Shanklin	129	–	–	107	29	–	43	–	307	264
Susana Rodríguez Vidarte (4)	32	42	–	27	–	12	–	–	112	449
Carlos Salazar Lomelín (5)	129	–	–	–	43	–	–	–	172	172
Jan Verplancke	129	–	–	–	43	–	43	–	214	214
Total	1,684	653	475	633	307	297	171	130	4,350	4,257
(1) Includes amounts corresponding to positions on the Board and its various Committees, the composition of which was modified on April 26, 2023, with effect from May 1, 2023.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed by the Annual General Shareholders’ Meeting held on March 17, 2023. Remuneration in 2023 corresponding to the term of office in such financial year.
(4) Director who left office on March 17, 2023. Remuneration in 2023 corresponding to the term of office in such financial year.
(5) In addition, in financial years 2023 and 2022, the director Carlos Salazar Lomelín received €67 thousand and €90 thousand, respectively, as per diems for his membership in the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and the BBVA México, S.A. de C.V. strategy forum.
Likewise, during financial years 2023 and 2022, €123 thousand and €110 thousand were paid out, respectively, in healthcare and casualty insurance premiums for non-executive directors.
Remuneration system with deferred delivery of shares for non-executive directors
BBVA has a fixed remuneration system with deferred delivery of shares for its non-executive directors, which was approved by the Annual General Shareholders' Meeting held on March 18, 2006 and extended by resolutions of the Annual General Shareholders' Meetings held on March 11, 2011 and March 11, 2016 for a further five-year period in each case, by the Annual General Shareholders' Meeting held on April 20, 2021 for a further three-year period and by the Annual General Shareholders' Meeting held on March 17, 2023 for a further four-year period.
This system consists of the annual allocation to non-executive directors of a number of theoretical shares of BBVA equivalent to 20% of the total annual fixed allowance in cash received by each director in the previous financial year, calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the Annual General Shareholders' Meetings approving the corresponding financial statements for each financial year.
The BBVA shares, in a number equivalent to the theoretical shares accumulated by each non-executive director, will be delivered to each beneficiary, where applicable, after they leave their positions as directors for any reason other than serious dereliction of their duties.
During the financial years 2023 and 2022, the following theoretical shares derived from the remuneration system with deferred delivery of shares have been allocated to the non-executive directors, in an amount equivalent to 20% of the total annual fixed allowance in cash received by each of them in the financial years 2022 and 2021, respectively:

	2023		2022
	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31	Theoretical shares allocated (1)	Theoretical shares accumulated as of December 31
José Miguel Andrés Torrecillas	16,023	134,048	19,253	118,025
Jaime Caruana Lacorte	17,255	94,960	20,733	77,705
Sonia Dulá (2)	0	0	0	0
Raúl Galamba de Oliveira	10,091	29,768	10,177	19,677
Belén Garijo López	10,603	101,192	12,741	90,589
Connie Hedegaard Koksbang (3)	3,263	3,263	0	0
Lourdes Máiz Carro	7,237	71,593	8,696	64,356
José Maldonado Ramos	10,397	146,874	12,493	136,477
Ana Peralta Moreno	7,237	42,329	8,696	35,092
Juan Pi Llorens	13,943	148,542	18,703	134,599
Ana Revenga Shanklin	8,035	24,214	8,611	16,179
Susana Rodríguez Vidarte (4)	13,648	0	16,400	177,775
Carlos Salazar Lomelín	5,218	17,130	6,270	11,912
Jan Verplancke	6,521	35,772	7,835	29,251
Total	129,471	849,685	150,608	911,637
(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the Annual General Shareholders’ Meetings of March 17, 2023 and March 18, 2022, which were €6.58 and €5.47 per share, respectively.
(2) Director appointed by the Annual General Shareholders'’ Meeting held on March 17, 2023, therefore the allocation of theoretical shares is not due until 2024.
(3) Director appointed by the Annual General Shareholders’ Meeting held on March 18, 2022, therefore the first allocation of theoretical shares was made in 2023.
(4) Director who left office on March 17, 2023. In application of the system, she received a total of 191,423 BBVA shares after leaving office, which is equivalent to the total of theoretical shares accumulated up to that date.
Remuneration of executive directors
The remuneration of the executive directors corresponding to financial years 2023 and 2022 is the result of the application of the remuneration policies approved by the Annual General Shareholders' Meeting on March 17, 2023 and April 20, 2021, respectively.
In accordance with said policies, the remuneration of executive directors corresponding to financial years 2023 and 2022 is indicated below, individually and by remuneration item.

Annual Fixed Remuneration (thousands of Euros)
	2023	2022
Chair	2,924	2,924
Chief Executive Officer	2,179	2,179
Total	5,103	5,103
In addition, in accordance with the conditions established contractually and in the BBVA Directors' Remuneration Policy, during the 2023 and 2022 financial years, the Chief Executive Officer received €654 thousand each year as "cash in lieu of pension" (equivalent to 30% of his annual fixed remuneration) as he does not have a retirement pension (see the "Pension commitments with executive directors" section of this Note), and €600 thousand as mobility allowance.

Remuneration in kind (thousands of Euros)
Likewise, during the financial years 2023 and 2022, executive directors received remuneration in kind, which includes insurance premiums and others, for an amount of €213 thousand and €283 thousand in the case of the Chair and €131 thousand and €155 thousand in the case of the Chief Executive Officer, respectively.

Variable remuneration
With regard to variable remuneration, the main change introduced by the new Directors’ Remuneration Policy approved by the Annual General Shareholders' Meeting in 2023 is that it establishes a new model pursuant to which the annual variable remuneration ("AVR") of the executive directors for financial year 2023 now consists of two components: a short-term incentive (“STI”) and a long-term incentive (“LTI”). The award of both incentives is contingent upon the achievement of the minimum profit and capital ratio thresholds approved by the Board of Directors for this purpose. The sum of the STI and the LTI constitutes the AVR of each executive director for 2023.
The STI will be awarded once the annual measurement period of the annual indicators ends, and its amount will be determined based on its result, taking into account the targets, scales of achievement and weightings established for each of them by the Board of Directors, and may range between 0% and 150% of the “Target STI” (which represents the amount of the STI if 100% of the pre-established targets for these indicators are met).
Meanwhile, once the aforementioned minimum profit and capital ratio thresholds are reached, the right to the LTI will arise. However, its final amount, which may range between 0% and 150% of the “Target LTI” (which represents the amount of the LTI if 100% of the pre-established targets for the long-term indicators approved for its calculation are met), will be determined once the last financial year of the measurement period of the long-term indicators has ended, on the basis of its results, taking into account the targets, scales of achievement and weightings established for each of them.
A percentage not exceeding 40% of the AVR initially awarded will be vested and paid, provided that the required conditions are met, as a general rule, in the first quarter of the year following the one to which it corresponds (the "Upfront Portion"), in equal parts in cash and BBVA shares. The remaining amount, and at least 60% of the AVR initially awarded, will be deferred over a period of 5 years and paid, if the required conditions are met, once each of the 5 years of deferral has elapsed, 40% in cash and 60% in BBVA shares and/or instruments linked to BBVA shares (the "Deferred Portion" or the "Deferred AVR").
Within said deferral period, payment of the LTI will only begin after the expiration of the measurement period of the targets set for the long term indicators, to the result of which its final amount is subject. Therefore, the LTI is part of the Deferred Portion of the AVR of the executive directors.
In accordance with the above, in financial year 2023 the executive directors accrued an STI in the amount of €2,871 thousand in the case of Chair and €2,147 thousand in the case of Chief Executive Officer.
Likewise, the executive directors have generated the right to an LTI for a maximum theoretical amount of €1,929 thousand in the case of Chair and €1,443 thousand in the case of Chief Executive Officer, which is equivalent, in both cases, to 150% of their “Target LTI”. Upon expiration of the measurement period of the long-term indicators established for their calculation (once 2026 has ended), its final amount will be determined, which could range between 0% and 150% of the “Target LTI”. If 100% of the pre-established objectives are achieved, the LTI will amount to €1,286 thousand in the case of Chair and €962 thousand in the case of Chief Executive Officer.
The Upfront Portion of the AVR for the financial year 2023 of the executive directors, calculated taking into account the above, and the Upfront Portion of the AVR for financial year 2022 of the executive directors, due for payment, respectively, once each of said years has ended, in equal parts in cash and BBVA shares, is indicated below.

Annual Variable Remuneration (AVR)
	2023 (1)		2022 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	897	107,835	926	158,169
Chief Executive Officer	671	80,650	712	121,646
Total	1,568	188,485	1,639	279,815
(1) The Initial Portion of the AVR, which represents the first payment of the STI for financial year 2023 and will be paid during the first quarter of financial year 2024, in equal parts in cash and BBVA shares. The remaining amount of the AVR for financial year 2023 (which includes the LTI for financial year 2023) will be deferred (40% in cash and 60% in shares and/or share-linked instruments) over a five-year period.
The amount of the Deferred Portion will depend on the result of the long-term indicators that will be used to calculate the LTI for financial year 2023. Likewise, and as an ex-post risk adjustment mechanism, the Deferred Portion may be reduced if certain capital and liquidity thresholds are not reached, in order to ensure that payment only occurs if it is sustainable, taking into account the Bank's payment capacity.
In addition, the remaining rules applicable to the AVR of the executive directors established in the BBVA Directors’ Remuneration Policy approved by the Annual General Shareholders' Meeting on March 17, 2023 will apply to the AVR for financial year 2023, which include: (i) a withholding period of one year after delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the Deferred Portion in cash that finally vests in accordance with the CPI; (iv) malus and clawback arrangements during the whole periods of deferral and withholding of shares or instruments ; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the Annual General Shareholders' Meeting held in 2023.
(2) 40% of the AVR for financial year 2022 that was paid in 2023. AVR for financial year 2022 is subject to the rules on deferral, vesting and payment and to the remaining conditions established in the BBVA Directors' Remuneration Policy approved by the Annual General Shareholders' Meeting of April 20, 2021.

Deferred Annual Variable Remuneration from previous financial years
		2023 (1)		2022 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Chair	2022	229	56,941	—	—
	2021	222	57,325	215	57,325
	2020	0	0	—	—
	2019	176	45,529	513	136,587
	2018	132	35,795	128	35,795
	2017	—	—	154	27,898
Subtotal		760	195,590	1,011	257,605

Chief Executive Officer	2022	176	43,793	—	—
	2021	169	43,552	164	43,552
	2020	0	0	—	—
	2019	158	40,858	460	122,572
	2018	—	—	—	—
	2017	—	—	—	—
Subtotal		503	128,203	624	166,124
Total		1,263	323,793	1,635	423,729
(1) Deferred remuneration to be paid after 2023 year-end. Payment thereof to the Chair and/or the Chief Executive Officer will be made in 2024 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: first payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 80% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: second payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 60% of the 2021 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025, 2026, and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the accrual of the whole of their AVR for 2020 financial year.
•2019 Deferred AVR: second payment (20% of the Deferred Portion) becomes payable to executive directors, including the update of its cash portion. Thereafter, 20% of the 2019 Deferred AVR will be deferred for both executive directors, which, if the conditions are met, will be paid in 2025.
•2018 Deferred AVR: third and final payment (20% of the Deferred Portion) becomes payable to the Chair, including the update of its cash portion. With such payment, the payment to the Chair of the 2018 Deferred AVR will be completed. This remuneration is associated with his former position as Chief Executive Officer.
(2) Deferred remuneration to be paid after 2022 year-end. Payment thereof to the Chair and Chief Executive Officer was made in 2023 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2021 Deferred AVR: in 2023, the first payment (20% of the Deferred Portion) to the executive directors was made, including the update of its cash portion.
•2019 Deferred AVR: in 2023, the first payment (60% of the Deferred Portion) to the executive directors was made, including the update of its cash portion.
•2018 Deferred AVR: in 2023, the second payment (20% of the Deferred Portion) to the Chair was made, including the update of its cash portion. This remuneration is associated with his former position as Chief Executive Officer.
•2017 Deferred AVR: in 2023, the third and final payment (20% of the Deferred Portion) to the Chair was made, including the update of its cash portion. After this, the payment to the Chair of the 2017 Deferred AVR was completed. This remuneration was associated with his former position as Chief Executive Officer.
Pension commitments with executive directors
The Bank has not assumed any pension commitments with non-executive directors.
With regard to the executive directors, the BBVA Directors' Remuneration Policy establishes a pension framework whereby, in the case of the Chair, he is entitled to receive a retirement pension, paid in either income or capital, when he reaches the legally established retirement age, provided that he does not leave his position as a result of serious dereliction of his duties. The amount of this pension will be determined by the annual contributions made by the Bank, together with their corresponding accumulated yields at that date.
The agreed annual contribution to cover the retirement contingency under the defined contribution system established for the Chair in the BBVA Directors' Remuneration Policy is €439 thousand. The Board of Directors may update this amount during the term of the Policy, in the same manner as it may update the Annual Fixed Remuneration, pursuant to the terms established therein.
15% of this annual contribution will be based on variable components and considered “discretionary pension benefits” and will, therefore, be subject to the conditions regarding delivery in shares, withholding and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the BBVA Directors' Remuneration Policy.
In the event that the Chair's contractual relationship is terminated before he reaches retirement age for reasons other than serious dereliction of duties, the retirement pension payable to the Chair upon him reaching the legally established retirement age will be calculated based on the funds accumulated through the contributions made by the Bank up to that date, as per the terms set out, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank as of the time of termination.
With respect to the commitments assumed with the Chair to cover the death and disability contingencies, the Bank shall pay the corresponding annual insurance premiums, in order to top up the coverages for these contingencies.
In accordance with the foregoing, in the financial year 2023, an amount of €458 thousand was registered, comprising the annual contribution to cover the retirement contingency, which is €439 thousand, and an amount of €19 thousand corresponding to the upward adjustment of the "discretionary pension benefits" for the financial year 2022, which were declared once that year had ended and which had to be contributed to the accumulated fund in 2023. Likewise, an amount of €322 thousand has been paid in insurance premiums for the death and disability contingencies.
As of December 31, 2023, the total accumulated fund to meet the retirement commitments with the Chair amounted to €24,759 thousand.
15% of the annual contribution for the retirement contingency corresponding to the 2023 financial year (€66 thousand) was registered in said financial year as “discretionary pension benefits”. Following the end of the financial year, this amount was adjusted by applying the same criteria used to determine the STI that is part of the Chair's AVR for the 2023 financial year and was determined to amount to €83 thousand, which represents an upward adjustment of €17 thousand. These “discretionary pension benefits” will be contributed to the accumulated fund in the 2024 financial year and will be subject to the conditions established for them in the BBVA Directors' Remuneration Policy.
Regarding the Chief Executive Officer, in accordance with the provisions of the BBVA Directors' Remuneration Policy and those in his contract, the Bank has not undertaken any retirement commitments, although he is entitled to an annual cash sum instead of a retirement pension (cash in lieu of pension) equal to 30% of his Annual Fixed Remuneration. In accordance with the above, in the 2023 financial year, the Bank paid the Chief Executive Officer the amount of fixed remuneration relating to "cash in lieu of pension", as described in the "Remuneration of executive directors" section of this Note.
However, the Bank has undertaken commitments to cover the death and disability contingencies in respect of the Chief Executive Officer, for which the corresponding annual insurance premiums are paid. To this end, in 2023, €230 thousand have been recognized for this concept.

Pension systems (thousands of Euros)
	Contributions (1)				Funds accumulated
	Retirement		Death and disability
	2023	2022	2023	2022	2023	2022
Chair	458	451	322	473	24,759	22,771
Chief Executive Officer	—	—	230	285	—	—
Total	458	451	552	758	24,759	22,771
(1) Contributions recognized to meet pension commitments to executive directors in financial years 2023 and 2022. In the case of the Chair, these correspond to the sum of the annual retirement pension contribution and the adjustment made to the "discretionary pension benefits" for the financial years 2022 and 2021, the contribution to which was to be made in the financial years 2023 and 2022, respectively, and with the death and disability premiums. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2023 and 2022 to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency.
Payments for the termination of the contractual relationship
In accordance with the BBVA Directors' Remuneration Policy, the Bank has no commitments to pay severance indemnity to executive directors.
Remuneration of Senior Management
The remuneration of all Senior Management, excluding executive directors, for the financial years 2023 and 2022 (15 and 16 members with such status at December 31, of each financial year, respectively, excluding executive directors), are the result of the application of the remuneration policies approved by the Board of Directors (on June 30, 2021 and March 29, 2023, respectively).
In accordance with the provisions established in said policies, the remuneration of the entire Senior Management corresponding to financial years 2023 and 2022 is indicated below, by remuneration item.

Fixed remuneration (thousands of Euros)
	2023	2022
Senior Management Total (1)	18,187	18,149
(1) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.

Remuneration in kind (thousands of Euros)
During 2023 and 2022 financial years, all members of Senior Management (15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases) have received remuneration in kind, which includes insurance premiums and others, for an aggregate amount of €904 thousand and €1,093 thousand, respectively.

Variable remuneration
Regarding variable remuneration, the main change of the new BBVA Group General Remuneration Policy approved by the Board of Directors in 2023, in line with the changes of the Directors’ Remuneration Policy approved by the Annual General Shareholders' Meeting on March 17, 2023, is that it establishes a new model pursuant to which the AVR of Senior Management members for financial year 2023, as that of executive directors, now consists of two components: an STI and an LTI. The award of both incentives is contingent upon the achievement of the minimum profit and capital ratio thresholds approved by the Board of Directors for this purpose. The sum of the STI and the LTI constitutes the AVR of each member of the Senior Management for 2023.
Pursuant to this model, and on the same terms applicable to executive directors set out above, in financial year 2023 members of the Senior Management, excluding executive directors, have accrued an STI for a combined total of €7,122 thousand.
Likewise, members of the Senior Management, excluding the executive directors, have generated the right to an LTI for an aggregate maximum theoretical amount of €4,711 thousand, which is equivalent to the sum of 150% of each beneficiary's “Target LTI”. Upon expiration of the measurement period of the long-term indicators established for their calculation (once 2026 has ended), the final amount of each beneficiary's LTI will be determined which could range between 0% and 150% of the “Target LTI”. If 100% of the pre-established targets are met, the LTI will amount to an aggregate amount of €3,141 thousand.
The total sum of the Upfront Portion of the AVR for the financial year 2023 of the members of Senior Management, excluding the executive directors, calculated taking into account the above, and the total sum of the Upfront Portion of the AVR for the financial year 2022 of the members of Senior Management, excluding executive directors, due for payment, respectively, once each of said financial years has ended, in equal parts in cash and BBVA shares, is indicated below.

Annual Variable Remuneration (AVR)
	2023 (1)		2022 (2)
	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total (3)	2,226	267,550	2,158	365,746
(1) Initial Portion of the AVR, which represents the first payment of the STI for financial year 2023 and will be paid during the first quarter of financial year 2024, in equal parts in cash and BBVA shares. The remaining amount of the AVR for financial year 2023 (which includes the LTI for financial year 2023) will be deferred (40% in cash and 60% in shares or share-linked instruments) over a five-year period (the Deferred Portion).
The amount of the Deferred Portion will depend on the result of the long-term indicators that will be used to calculate the LTI for financial year 2023. Likewise, and as an ex-post risk adjustment mechanism, the Deferred Portion may be reduced if certain capital and liquidity thresholds are not reached, in order to ensure that payment only occurs if it is sustainable, taking into account the Bank's payment capacity.
In addition, the remaining rules applicable to the AVR of the members of the Senior Management established in the BBVA Group General Remuneration Policy approved by the Board of Directors on March 29, 2023 will apply to the AVR for financial year 2023, which include: (i) a withholding period of one year after delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the Deferred Portion in cash that finally vests in accordance with the CPI; (iv) malus and clawback arrangements during the whole periods of deferral and withholding of shares or instruments; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the Annual General Shareholders’ Meeting held in 2023.
(2) 40% of the AVR for financial year 2022 that was paid in 2023. AVR for financial year 2022 is subject to the rules on deferral, vesting and payment and to the remaining conditions established in the BBVA Group General Remuneration Policy approved by the Board of Directors of June 30, 2021.
(3) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.

Deferred Annual Variable Remuneration from previous financial years
		2023 (1)		2022 (2)
	Deferred AVR	In cash (thousands of Euros)	In shares	In cash (thousands of Euros)	In shares
Senior Management Total (3)	2022	493	122,566	—	—
	2021	456	116,528	477	124,602
	2020	1,484	289,020	—	—
	2019	302	77,447	1,364	320,172
	2018	138	36,454	155	41,442
	2017	—	—	171	29,267
Total		2,873	642,015	2,167	515,483
(1) Deferred remuneration to be paid after 2023 year-end. Payment thereof to the members of the Senior Management who are beneficiaries will take place in 2024 in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: first payment (20% of the Deferred Portion), including the update of its cash portion, becomes payable. Thereafter, 80% of the 2022 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2025, 2026, 2027 and 2028.
•2021 Deferred AVR: second payment (20% of the Deferred Portion), including the update of its cash portion, becomes payable. Thereafter, 60% of the 2021 Deferred AVR will be deferred, and if the conditions are met, it will be paid in 2025, 2026 and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the accrual of the whole of their AVR for 2020 financial year. Without prejudice to the above, two members of the Senior Management, executives of BBVA USA at that moment, are entitled to the payment of the Deferred Portion of a Success Bonus on the sale of BBVA USA. Of this Deferred Portion, the whole of it is payable with respect to one person and 60% of it with respect to the other, in accordance with the vesting and payment schedule applicable in each case pursuant to the remuneration policy applicable in that financial year.
•2019 Deferred AVR: second payment (20% of the Deferred Portion) to the members of Senior Management that are beneficiaries, including the update of its cash portion, becomes payable. Thereafter, 20% of the 2019 Deferred AVR will be deferred, which, if the conditions are met, will be paid in 2025. In addition, it includes the second payment (20%) of the Deferred Portion of a retention plan to be made to a member of Senior Management.
•2018 Deferred AVR: third and final payment (20% of the Deferred Portion) to the members of Senior Management that are beneficiaries, including the update of its cash portion, becomes payable. With such payment, the payment of the 2018 Deferred AVR to its beneficiaries will be completed.
(2) Deferred remuneration to be paid after 2022 year-end. Payment thereof to the members of Senior Management who were beneficiaries was made in 2023 in accordance with the vesting and payment rules established in the remuneration policies in force in each financial year:
•2021 Deferred AVR: in 2023, the first payment (20% of the Deferred Portion) was made to the members of the Senior Management, including the update of its cash portion.
•2019 Deferred AVR: in 2023, the members of Senior Management who were beneficiaries were paid the amounts that corresponded in each case (either 60% of the Deferred Portion or the whole of it) in accordance with the payment schedule established in the remuneration policies applicable in 2019, including the update of its cash portion. In addition, two members of the Senior Management were paid the Deferred Portion of a retention plan pursuant to the vesting and payment rules established in the remuneration policy applicable to that financial year.
•2018 Deferred AVR: in 2023, the second payment (20% of the Deferred Portion) was made to the members of the Senior Management who were beneficiaries, including the update of its cash portion.
•2017 Deferred AVR: in 2023, the third and final payment (20% of the Deferred Portion) was paid to the members of the Senior Management who were beneficiaries, including the update of its cash portion. Thereafter, the payment of the 2017 Deferred AVR to its beneficiaries was completed.
(3) 15 members as of December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.
Pension commitments with members of Senior Management
In the 2023 financial year, an aggregate amount of €3,829 thousand was registered to cover pension commitments with members of Senior Management (15 members with such status at December 31, 2023, excluding executive directors), which corresponds to the annual contribution agreed to cover the retirement contingency, increased by an amount of €144 thousand corresponding to the upward adjustment of the "discretionary pension benefits" for the financial year 2022, which were declared once that year had ended and which had to be contributed to the accumulated fund in 2023. Likewise, an aggregate amount of €1,102 thousand has been paid in insurance premiums for death and disability contingencies.
As of December 31, 2023, the total accumulated fund to meet the retirement commitments with members of Senior Management amounted to €34,069 thousand.
As in the case of executive directors, 15% of the agreed annual contributions to cover the contingency of retirement for members of Senior Management, will be based on variable components and considered "discretionary pension benefits", and will, therefore, be subject to the conditions regarding delivery in shares, withholding and clawback established in the applicable regulations, as well as to any other conditions concerning variable remuneration as may be applicable to them in accordance with the remuneration policy applicable to members of Senior Management.
For these purposes, of the annual contribution for the retirement contingency corresponding to the 2023 financial year, a total combined amount of €551 thousand was registered in said financial year as "discretionary pension benefits". Following the end of the financial year, as in the case of the Chair, this amount was adjusted by applying the same criteria used to determine the STI that is part of the AVR of the members of Senior Management for the 2023 financial year. As a result, the "discretionary pension benefits" for the year, corresponding to all members of Senior Management, have been determined at a total combined amount of €701 thousand, which represents an upward adjustment of €150 thousand. These “discretionary pension benefits” will be contributed to the accumulated fund in the 2024 financial year and will be subject to the conditions established for them in the remuneration policy applicable to members of Senior Management, in accordance with the regulations applicable to the Bank on this matter.

Pension systems (thousands of Euros)
	Contributions (1)				Funds accumulated
	Retirement		Death and disability
	2023	2022	2023	2022	2023	2022
Senior Management Total (2)	3,829	3,694	1,102	1,465	34,069	29,435
(1) Contributions recognized to meet pension commitments with all Senior Management in 2023 and 2022, which correspond to the sum of the annual retirement pension contributions and the adjustments made to the "discretionary pension benefits" for 2022 and 2021 whose contribution was to be made in 2023 and 2022, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.
(2) 15 members at December 31, 2023 and 16 members at December 31, 2022, excluding executive directors in both cases.
Payments for the termination of the contractual relationship
Regarding Senior Management, excluding the executive directors, the Bank paid during the 2023 financial year a total of €2,802 thousand derived from the termination of the contractual relationship of a member of the Senior Management which corresponds to the legal severance payment and notice payment in accordance with the provisions of this Senior Manager's contract. In this sense, the Senior Management contracts include the right to receive the corresponding legal severance payment, provided that removal is not pursuant to a willful decision, retirement, disability or serious dereliction of duties, the amount of which will be calculated in accordance with the provisions in the applicable labor regulations, as well as a clause of notice. Likewise, the contract establishes a post-contractual non-compete agreement for a one-year term from removal for any reason other than retirement, disability or serious dereliction of duties. In compensation for this non-compete agreement, the aforementioned member of Senior Management received an amount of €110 thousand during 2023.
These payments comply with the conditions set out in the regulations applicable to the group of employees with a material impact on the risk profile of BBVA and its Group, to which members of BBVA's Senior Management belong.